OTHER PROVISIONS - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	£ 1,809	£ 1,809	£ 2,092
Restructuring provision	112	112	189
HBOS
OTHER PROVISIONS (Details) - Narrative [Line Items]
Value of offers after compensation assessment	50		790
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Narrative [Line Items]
Change in the year		255
Other provisions	803	803	1,156
Provisions applied		625
Payment Protection Insurance excluding MBNA | PPI remediation £m
OTHER PROVISIONS (Details) - Narrative [Line Items]
Total payment protection insurance to date		21,960
Customer claims in relation to insurance branch business in Germany
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	88	88
Provisions applied		11
Total customer claims in relation to insurance branch business to date	709	709	695
Relating to the transitional service agreement | TSB Banking Group plc
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	22	22
Total TSB various ongoing commitments to date today		665
Dilapidations, rent reviews and other property related matters
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	112	112	114
Indemnities and other matters relating to legacy business disposals
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	£ 86	£ 86	£ 94